Note 8 - Financial Expenses	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
8.	Financial expenses

	2018	2017

Transaction costs – embedded derivatives	$-	$35,175
Accretion – preferred shares	-	988,038
Loss on re-measurement at fair value – embedded derivatives	-	35,317,049
Bank charges and other interest	4,276	2,176
Foreign exchange losses (gains)	35,990	4,646
Total financial expenses	$40,266	$36,347,084